Financial risk management (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sensitivity analysis
Interest rate basis	CDI
Financial Assets	R$ 82,417	R$ 92,455
Marketable securities	111,313	245,942
Lease liabilities	(111,373)	(96,657)	R$ (140,563)
Bonds	(762,005)	(791,763)	(842,996)
Accounts Payable for Business Combination	(436,600)	R$ (614,120)	R$ (625,277)
Total	R$ (1,883,100)
Percentage of deterioration of the projected rates	0.00%
CDI
Sensitivity analysis
Interest rate -% p.a	0.00%
IPCA
Sensitivity analysis
Interest rate -% p.a	0.00%
Base Scenario | CDI
Sensitivity analysis
Interest rate -% p.a	10.88%
Base Scenario | IPCA
Sensitivity analysis
Interest rate -% p.a	4.83%
Scenario I | CDI
Sensitivity analysis
Interest rate -% p.a	13.05%
Percentage of deterioration of the projected rates	20.00%
Scenario I | IPCA
Sensitivity analysis
Interest rate -% p.a	5.80%
Scenario II | CDI
Sensitivity analysis
Interest rate -% p.a	15.23%
Percentage of deterioration of the projected rates	40.00%
Scenario II | IPCA
Sensitivity analysis
Interest rate -% p.a	6.76%
Probable scenario over a 12-month horizon
Sensitivity analysis
Financial Assets	R$ 82,417
Marketable securities	111,313
Total	193,730
Lease liabilities	(111,373)
Bonds	(762,005)
Accounts Payable for Business Combination	(436,600)
Total	(1,309,978)
Net exposure	R$ (1,116,248)
Percentage of deterioration of the projected rates	0.00%
Probable scenario over a 12-month horizon | CDI + 2.40% p.a. 1.35% p.a. and 1.60% p.a.
Sensitivity analysis
Interest rate basis	CDI
Percentage of interest rate basis	100.00%
Probable scenario over a 12-month horizon | 106% CDI
Sensitivity analysis
Interest rate basis	CDI
Percentage of interest rate basis	106.00%
Probable scenario over a 12-month horizon | 103% CDI
Sensitivity analysis
Interest rate basis	CDI
Percentage of interest rate basis	103.00%
Probable scenario over a 12-month horizon | 100% CDI
Sensitivity analysis
Interest rate basis	CDI
Adjustment to interest rate basis	100.00%
Probable scenario over a 12-month horizon | 100% of IPCA
Sensitivity analysis
Interest rate basis	IPCA
Percentage of interest rate basis	100.00%
Probable scenario over a 12-month horizon | CDI
Sensitivity analysis
Interest rate -% p.a	0.00%
Probable scenario over a 12-month horizon | IPCA
Sensitivity analysis
Interest rate -% p.a	0.00%
Probable scenario over a 12-month horizon | Private Bonds – 10th Issuance – series 2 | CDI + 2.40% p.a. 1.35% p.a. and 1.60% p.a.
Sensitivity analysis
Percentage of interest rate basis	1.60%
Probable scenario over a 12-month horizon | Private Bonds – 10th Issuance – series 1 | CDI + 2.40% p.a. 1.35% p.a. and 1.60% p.a.
Sensitivity analysis
Percentage of interest rate basis	1.35%
Probable scenario over a 12-month horizon | Private Bonds – 9th Issuance – series 2 | CDI + 2.40% p.a. 1.35% p.a. and 1.60% p.a.
Sensitivity analysis
Percentage of interest rate basis	2.40%
Probable scenario over a 12-month horizon | Base Scenario
Sensitivity analysis
Short-term investments, Potential gain (loss)	R$ 8,964
Marketable securities, Potential gain (loss)	12,106
Total Financial Assets, Potential gain (loss)	21,070
Lease liabilities, Potential gain (loss)	(5,381)
Bonds, Potential gain (loss)	(82,875)
Accounts Payable for Business Combination, Potential gain (loss)	(47,484)
Total Financial Liabilities, Potential gain (loss)	(135,740)
Net exposure, Potential gain (loss)	R$ (114,670)
Percentage of deterioration of the projected rates	0.00%
Probable scenario over a 12-month horizon | Base Scenario | CDI
Sensitivity analysis
Interest rate basis	CDI
Adjustment to interest rate basis	10.88%
Probable scenario over a 12-month horizon | Base Scenario | IPCA
Sensitivity analysis
Interest rate basis	IPCA
Adjustment to interest rate basis	4.83%
Probable scenario over a 12-month horizon | Scenario I
Sensitivity analysis
Short-term investments, Potential gain (loss)	R$ 10,756
Marketable securities, Potential gain (loss)	14,528
Total Financial Assets, Potential gain (loss)	25,284
Lease liabilities, Potential gain (loss)	(6,457)
Bonds, Potential gain (loss)	(56,981)
Accounts Payable for Business Combination, Potential gain (loss)	(99,450)
Total Financial Liabilities, Potential gain (loss)	(162,888)
Net exposure, Potential gain (loss)	R$ (137,604)
Percentage of deterioration of the projected rates	20.00%
Probable scenario over a 12-month horizon | Scenario II
Sensitivity analysis
Short-term investments, Potential gain (loss)	R$ 12,549
Marketable securities, Potential gain (loss)	16,949
Total Financial Assets, Potential gain (loss)	29,498
Lease liabilities, Potential gain (loss)	(7,533)
Bonds, Potential gain (loss)	(66,478)
Accounts Payable for Business Combination, Potential gain (loss)	(116,025)
Total Financial Liabilities, Potential gain (loss)	(190,036)
Net exposure, Potential gain (loss)	R$ (160,538)
Percentage of deterioration of the projected rates	40.00%